Benefit Plans (Other Changes in Plan Assets and Benefit Obligation Recognized in Accumulated Other Comprehensive Income, Regulatory Assets And Regulatory Liabilities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Plan amendments	$ (0.1)	$ 0.3	$ (0.1)
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss / (gain)	(2.6)	0.7	(9.1)
Plan amendments	0.0	1.4	0.0
Net actuarial loss	(3.9)	(1.1)	(7.7)
Prior service cost	(1.0)	(1.1)	(1.2)
Total recognized in Accumulated other comprehensive loss, Regulatory assets and Regulatory liabilities	(7.5)	(0.1)	(18.0)
Total recognized in net periodic benefit cost and Accumulated other comprehensive loss, Regulatory assets and Regulatory liabilities	$ (0.3)	$ 3.3	$ (10.4)